CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
SCHEDULES OF CONCENTRATION OF RISK

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenues for the six months ended June 30, 2024 and 2023.

	Six months ended June 30,
Customers	2024		2023
	Amount $	%	Amount $	%
A	870,018	21.62	681,983	19.34
B	351,279	8.73	—	—
C	324,328	8.06	255,702	7.25
D	244,065	6.07	266,248	7.55
E	133,993	3.33	100,191	2.84
F	12,950	0.32	234,839	6.66
G	—	—	197,287	5.59

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable as of June 30, 2024 and June 30, 2023.

Customers	As of June 30, 2024		As of June 30, 2023
	Amount $	%	Amount $	%
A	584,977	34.51	307,570	20.65
B	119,876	7.07	—	—
C	28,102	1.66	123,271	8.28
D	52,096	3.07	48,708	3.27
E	22,938	1.35	19,091	1.29
F	8,896	0.52	76,619	5.14
G	—	—	74,680	5.01

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase for the six months ended June 30, 2024 and 2023.

	Six months ended June 30,
Suppliers	2024		2023
	Amount $	%	Amount $	%
A	833,870	24.44	785,048	28.35
B	271,428	7.96	180,325	6.51
C	168,765	4.95	—	—
D	52,739	1.55	—	—
E	52,717	1.55	3,170	0.11
F	—	—	262,886	9.49
G	—	—	69,866	2.52